SERVAL 2026-1 PLC ABS-15G

Exhibit 99.1

Deloitte LLP
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Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

Serval 2026-1 PLC

c/o TMF Group

13th Floor, One Angel Court

London

EC2R 7HJ

(the “Issuer”)

Citigroup Global Markets Limited

Citigroup Centre

Canada Square

London

E14 5LB

(the “Arranger” and the “Lead Manager”)

and the Managers (as defined in the Engagement Letter)

29 April 2026

Dear Sirs/Madams,

PROPOSED ISSUE BY SERVAL 2026-1 PLC OF EQUITY RELEASE MORTGAGE-BACKED NOTES (the “Issue”)

This report supersedes and replaces the report dated 27 November 2025 which is terminated by this report for all purposes and in all respects.

We have performed the procedures enumerated below on certain equity release mortgages (the “Loan Pool”), which were agreed to by the Issuer, the Arranger and the Lead Manager and the Managers (as defined in the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The appropriateness of these procedures is solely the responsibility of the Issuer, the Arranger and the Lead Manager and the Managers. Consequently, we make no representation regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Arranger and the Lead Manager and the Managers identified in the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer, and the appropriateness of the procedures is solely the responsibility of the Issuer, the Arranger, the Lead Manager and the Managers as discussed above. The Issuer shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

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The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Issuer provided us with a data file ‘All_LTMData.xlsx’ (the “First Pool Run”) containing information for each of the 28,041 loan parts flagged as ‘Active’ in the Loan Pool as at 30 September 2025 (the “Cut-off Date”).

A random sample of 457 loan parts was selected from the First Pool Run using the sampling approach below (the “Sample”).

The Issuer then provided us with a further data file, ‘updated sample 457+30 - Dec 2025 Updated.xlsx’ (together with the First Pool Run, the “Sample Pool”), containing current balances and mortgage identifiers for each loan in the Sample as at 31 December 2025 (the “Balances Cut-off Date”).

We have carried out the Agreed Upon Procedures on procedures 2.2, 2.3 and 2.5 to 2.18 during the period 7 to 19 November 2025 using data as at the Cut-off Date. We have carried out the Agreed Upon Procedures on procedures 2.1 and 2.4 during the period 21 to 23 January 2026 using data as at the Balances Cut-off Date.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.19 under the pool agreed upon procedures section below, have been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the application form, offer letter, KFI, Certificate of Title (“COT”), solicitor’s/licensed conveyancer’s letter, completion letter, deed, additional borrowing acceptance form, valuation report and the live loan system of the originator (the “System”).

Objectives

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that there is a 99% confidence that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2.	Pool agreed upon procedures

For each loan in the Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error.

2.1.	Mortgage identifier code

For each loan in the Sample Pool, we confirmed whether the mortgage identifier code shown on the Sample Pool agreed to that shown on the System, as at the Balances Cut-off Date. We found that the mortgage identifier code shown on the Sample Pool agreed to the System, as at the Balances Cut-off Date, with no exception.

As a result of the procedure performed, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.2.	Borrower name

For each loan in the Sample Pool, we confirmed whether the borrower name shown on the Sample Pool agreed to that shown on the application form, offer letter/KFI, COT, solicitor’s/licensed conveyancer’s letter, or deed. We found that the borrower name agreed to the application form, offer letter/KFI, COT, solicitor’s/licensed conveyancer’s letter, or deed, with no exception.

As a result of the procedure performed, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.3.	Completion Date

For each loan in the Sample Pool, we confirmed whether the completion date shown on the Sample Pool agreed to the COT, solicitor’s/licensed conveyancer’s letter, completion letter, deed, or for further advances, to the System, to within 1 month. We found that the completion date agreed to the COT, solicitor’s/licensed conveyancer’s letter, completion letter, deed, or for further advances, to the System, to within 1 month, with no exception.

As a result of the procedure performed, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.4.	Current Balance

For each loan in the Sample Pool, we confirmed whether the current balance shown on the Sample Pool agreed to the System as at the Balances Cut-off Date, to within £0.01. We found that the account balance agreed to the System as at the Balances Cut-off Date, to within £0.01, with no exception.

As a result of the procedure performed, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.5.	Original amount advanced

For each loan in the Sample Pool, we confirmed whether the original amount advanced, +/- fees, shown on the Sample Pool agreed to the application form, offer letter/KFI, COT, solicitor’s/licensed conveyancer’s letter or completion letter. We found that the original amount advanced, +/- fees, agreed to the application form, offer letter/KFI, COT, solicitor’s/licensed conveyancer’s letter or completion letter with no exception.

As a result of the procedure performed, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.6.	Maximum facility amount

For each loan in the Sample Pool, we confirmed whether the current maximum facility amount shown on the Sample Pool agreed to the System. We found that the current maximum facility amount agreed to the System, with no exception.

As a result of the procedure performed, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.7.	Current remaining facility

For each loan in the Sample Pool, we confirmed whether the current remaining facility amount shown on the Sample Pool agreed to the System. We found that the current remaining facility amount agreed to the System, with no exception.

As a result of the procedure performed, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.8.	Valuation

2.8.1.	For each loan in the Sample Pool, we confirmed whether the valuation amount shown on the Sample Pool agreed to the valuation report, or for HPIs/AVMs, to the System. We found that the valuation amount agreed to the above, except for 3 cases.

Deloitte reference	Description of exception
80	Sample Pool = £190,000; valuation report not available
313	Sample Pool = £400,000; valuation report not available
411	Sample Pool = £280,000; valuation report = £250,000

As a result of the procedure performed, there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.8.2.	For each loan in the Sample Pool, we confirmed whether the valuation date shown on the Sample Pool agreed to the valuation report, or for HPIs/AVMs, to the System. We found that the valuation date agreed to the above, except for 5 cases.

Deloitte reference	Description of exception
80	Sample Pool = 21/08/2008; valuation report not available
217	Sample Pool = 26/04/2008; valuation report = 25/03/2008
218	Sample Pool = 26/04/2008; valuation report = 25/03/2008
230	Sample Pool = NULL; valuation report = 23/04/2008
313	Sample Pool = 26/09/2008; valuation report not available

As a result of the procedure performed, there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.9.	Security Address

For each loan in the Sample Pool, we confirmed whether the security address shown on the Sample Pool agreed to the offer letter, valuation report or COT. We found that the security address agreed to the above, with no exception.

As a result of the procedure performed, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.10.	Interest rate

For each loan in the Sample Pool, we confirmed whether the interest rate shown on the Sample Pool agreed to the offer letter/KFI or the completion letter. We found that the interest rate agreed to the above, except for 5 cases.

Deloitte reference	Description of exception
30	Sample Pool = 6.26; offer letter/KFI = 6.45; completion letter = none specified
31	Sample Pool = 6.02; offer letter/KFI/completion letter not available
33	Sample Pool = 6.26; offer letter/KFI = 6.45; completion letter = none specified
41	Sample Pool = 6.02; offer letter/KFI not available; completion letter = none specified
74	Sample Pool = 6.02; offer letter/KFI = 6.26; completion letter = none specified

As a result of the procedure performed, there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.11.	Interest rate type

For each loan in the Sample Pool, we confirmed whether the interest rate type shown on the Sample Pool agreed to the offer letter/KFI or the completion letter. We found that the interest rate type agreed to the above, except for 2 cases.

Deloitte reference	Description of exception
31	Sample Pool = Fixed; offer letter/KFI/completion letter not available
41	Sample Pool = Fixed; offer letter/KFI not available; completion letter = none specified

As a result of the procedure performed, there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.12.	Number of borrowers

For each loan in the Sample Pool, we confirmed whether the number of borrowers shown on the Sample Pool agreed to the offer letter/KFI, application form, COT, or solicitor’s/licensed conveyancer’s letter. We found that the number of borrowers agreed to the above, with no exception.

As a result of the procedure performed, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.13.	Primary borrower’s gender

For each loan in the Sample Pool, we confirmed whether the primary borrower’s gender shown on the Sample Pool agreed to the application form or the System. We found that the primary borrower’s gender agreed to the above, with no exception.

As a result of the procedure performed, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.14.	Primary borrower’s date of birth

For each loan in the Sample Pool, we confirmed whether the primary borrower’s date of birth shown on the Sample Pool agreed to the application form or the System. We found that the primary borrower’s date of birth agreed to the above, with no exception.

As a result of the procedure performed, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.15.	Secondary borrower’s gender

For each loan in the Sample Pool, we confirmed whether the secondary borrower’s gender shown on the Sample Pool, where applicable, agreed to the application form or the System. We found that the secondary borrower’s gender, where applicable, agreed to the above, with no exception.

As a result of the procedure performed, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.16.	Secondary borrower’s date of birth

For each loan in the Sample Pool, we confirmed whether the secondary borrower’s date of birth shown on the Sample Pool, where applicable, agreed to the application form or the System. We found that the secondary borrower’s date of birth, where applicable, agreed to the above, with no exception.

As a result of the procedure performed, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.17.	Number of advances

For each loan in the Sample Pool, we confirmed whether the number of active advances shown on the Sample Pool agreed to the System. We found that the number of active advances agreed to the System, with no exception.

As a result of the procedure performed, there is a 99% confidence that not more than x% of the First Pool Run contained errors.

2.18.	Document Signatories

2.18.1.	For each loan in the Sample Pool, we confirmed whether the application form, additional borrowing acceptance form or deed had been signed in the space designated for the borrower(s). We found that the application form, additional borrowing acceptance form or deed had been signed in the space designated for the borrower(s), with no exception.

As a result of the procedure performed, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.18.2.	For each loan in the Sample Pool, we confirmed whether the valuation report had been signed in the space designated for the valuer. We found that the valuation report had been signed in the space designated for the valuer, except for 5 cases.

Deloitte reference	Description of exception
80	Valuation report not available
313	Valuation report not available
365	Signature page not available
366	Signature page not available
400	Signature page not available

As a result of the procedure performed, there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

3.	Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly, we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the appropriateness of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

4.	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 21 November 2025, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Arranger and the Lead Manager and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Arranger and the Lead Manager and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger and the Lead Manager and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Louise Gill on +44 113 292 1299.

Yours truly,

Deloitte LLP